Segmented Information - Other Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Other revenue	$ 4,719.6	$ 5,537.1
Expenses	(4,858.9)	(5,433.2)
Pre-tax income (loss) before interest expense and other	(139.3)	103.9
Interest and dividends	769.2	880.2
Share of profit (loss) of associates	(112.8)	169.6
Net gains (losses) on investments	313.1	1,716.2
Profit (loss) before tax	244.1	2,232.7
Other | Other
Disclosure of operating segments [line items]
Other revenue	4,742.4	5,537.1
Expenses	(4,868.0)	(5,441.6)
Pre-tax income (loss) before interest expense and other	(125.6)	95.5
Interest and dividends	47.1	(52.7)
Share of profit (loss) of associates	(100.2)	(45.2)
Net gains (losses) on investments	(65.6)	72.6
Profit (loss) before tax	(414.9)	(114.7)
Other | Other | Non-insurance companies
Disclosure of operating segments [line items]
Other revenue	4,742.4	5,537.1
Expenses	(4,868.0)	(5,441.6)
Pre-tax income (loss) before interest expense and other	(125.6)	95.5
Interest and dividends	47.1	(52.7)
Share of profit (loss) of associates	(100.2)	(45.2)
Operating income (loss)	(178.7)	(2.4)
Net gains (losses) on investments	(65.6)	72.6
Profit (loss) before tax	(244.3)	70.2
Restaurants and retail | Other | Other | Non-insurance companies
Disclosure of operating segments [line items]
Other revenue	1,734.2	2,120.6
Expenses	(1,811.1)	(2,049.5)
Pre-tax income (loss) before interest expense and other	(76.9)	71.1
Interest and dividends	6.1	8.3
Share of profit (loss) of associates	1.3	0.0
Operating income (loss)	(69.5)	79.4
Net gains (losses) on investments	(6.6)	9.2
Profit (loss) before tax	(76.1)	88.6
Fairfax India | Other | Other | Non-insurance companies
Disclosure of operating segments [line items]
Other revenue	312.8	410.7
Expenses	(305.9)	(401.8)
Pre-tax income (loss) before interest expense and other	6.9	8.9
Interest and dividends	28.9	(74.5)
Share of profit (loss) of associates	(24.8)	179.2
Operating income (loss)	11.0	113.6
Net gains (losses) on investments	(12.4)	54.7
Profit (loss) before tax	(1.4)	168.3
Thomas Cook India | Other | Other | Non-insurance companies
Disclosure of operating segments [line items]
Other revenue	225.2	1,087.4
Expenses	(288.3)	(1,081.3)
Pre-tax income (loss) before interest expense and other	(63.1)	6.1
Interest and dividends	0.0	0.0
Share of profit (loss) of associates	(3.4)	(182.8)
Operating income (loss)	(66.5)	(176.7)
Net gains (losses) on investments	4.0	4.2
Profit (loss) before tax	(62.5)	(172.5)
Other | Other | Other | Non-insurance companies
Disclosure of operating segments [line items]
Other revenue	2,470.2	1,918.4
Expenses	(2,462.7)	(1,909.0)
Pre-tax income (loss) before interest expense and other	7.5	9.4
Interest and dividends	12.1	13.5
Share of profit (loss) of associates	(73.3)	(41.6)
Operating income (loss)	(53.7)	(18.7)
Net gains (losses) on investments	(50.6)	4.5
Profit (loss) before tax	$ (104.3)	$ (14.2)